Annual Fund Operating Expenses - Class A - Thrivent Government Bond Fund - Class A	Feb. 28, 2021
Operating Expenses:
Management Fees	0.40%
Distribution and Shareholder Service (12b-1) Fees	0.13%
Other Expenses	0.55%
Total Annual Fund Operating Expenses	1.08%
Less Fee Waivers and/or Expense Reimbursements	0.23%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.85%